OTHER (LOSSES)/GAINS - NET	12 Months Ended
Dec. 31, 2021
OTHER LOSSES - NET [abstract]
Disclosure of other losses - net
32.	OTHER(LOSSES)/GAINS– NET

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Loss on disposal of fixed assets - net	(103,560)	(101,377)	(4,734)
Interest income from banks	24,736	30,811	29,716
Government grants	22,492	63,061	18,523
Dividend income from FVOCI	7,047	7,735	9,802
Income from compensation	1,092	115	1,908
Impairment of fixed assets, materials and supplies	(20,697)	(11,835)	(22,491)
Unwinding of interest accrued on long-term receivable	3,749	3,786	4,515
Reversal of renovation cost for the separation and transfer of Facilities	—	—	65,937
Write-back of outstanding of payables	—	2,903	20,354
Others	36,045	960	11,188

	(29,096)	(3,841)	134,718